Derivatives - Other derivative contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivatives
Net gains (losses) on investments	$ 1,067.2	$ 1,949.5
U.S. treasury bond forward contracts
Derivatives
Notional amount	1,330.2	0.0
Net gains (losses) on investments	(124.0)	159.8
Long-dated U.S. treasury bond forward contracts
Derivatives
Notional amount	0.0	292.8
Interest rate swap contracts
Derivatives
Notional amount	$ 1,900.0	$ 1,900.0
Interest rate swap contracts | Maximum
Derivatives
Term of contracts	6 months	6 months